John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 99.6%		$5,329,366,743
(Cost $2,971,975,749)
Communication services 18.5%		993,036,382
Entertainment 4.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,307,256	133,050,909
The Walt Disney Company (A)	472,790	79,509,094
Interactive media and services 11.6%
Alphabet, Inc., Class A (A)	152,453	278,586,514
CarGurus, Inc. (A)	1,868,886	54,664,916
Facebook, Inc., Class A (A)	1,126,244	290,942,613
Media 2.9%
Comcast Corp., Class A	1,278,780	63,389,125
Fox Corp., Class A	6,691	208,625
Fox Corp., Class B	3,100,856	92,684,586
Consumer discretionary 16.5%		881,611,054
Hotels, restaurants and leisure 0.2%
Airbnb, Inc., Class A (A)	54,158	9,945,034
Household durables 4.6%
Lennar Corp., A Shares	2,970,922	247,032,164
Internet and direct marketing retail 8.7%
Amazon.com, Inc. (A)	144,986	464,854,110
Leisure products 1.6%
Polaris, Inc.	712,528	83,130,642
Specialty retail 1.4%
CarMax, Inc. (A)	650,782	76,649,104
Consumer staples 5.0%		265,873,175
Beverages 3.7%
Anheuser-Busch InBev SA/NV, ADR	2,683,354	168,219,462
Diageo PLC, ADR	176,581	28,300,637
Food products 1.3%
Danone SA	1,042,926	69,353,076
Energy 5.7%		307,141,431
Energy equipment and services 1.2%
Baker Hughes Company	3,366,933	67,641,684
Oil, gas and consumable fuels 4.5%
Cheniere Energy, Inc. (A)	3,781,774	239,499,747
Financials 16.7%		894,189,452
Banks 7.5%
Bank of America Corp.	5,325,225	157,892,921
First Republic Bank	19,841	2,876,747
JPMorgan Chase & Co.	1,407,558	181,110,488
Wells Fargo & Company	1,925,672	57,539,079
Capital markets 7.1%
Morgan Stanley	2,909,567	195,086,467
State Street Corp.	935,489	65,484,230
The Goldman Sachs Group, Inc.	442,805	120,075,432
Consumer finance 2.1%
American Express Company	643,329	74,793,430
Synchrony Financial	1,168,816	39,330,658
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 8.5%		$453,109,939
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc. (A)	495,309	75,945,729
Alnylam Pharmaceuticals, Inc. (A)	501,004	75,391,082
Moderna, Inc. (A)	207,667	35,959,618
Health care equipment and supplies 1.5%
Danaher Corp.	348,672	82,928,148
Health care providers and services 2.7%
UnitedHealth Group, Inc.	425,260	141,858,231
Pharmaceuticals 0.8%
Bristol-Myers Squibb Company	667,868	41,027,131
Industrials 6.0%		320,334,388
Aerospace and defense 3.1%
General Dynamics Corp.	409,122	60,010,015
Lockheed Martin Corp.	260,808	83,933,231
Raytheon Technologies Corp.	303,657	20,263,032
Building products 0.2%
Carrier Global Corp.	299,708	11,538,758
Machinery 1.1%
Caterpillar, Inc.	273,246	49,960,299
Otis Worldwide Corp.	149,858	9,688,320
Road and rail 1.6%
Union Pacific Corp.	430,145	84,940,733
Information technology 18.2%		976,387,702
IT services 1.1%
Visa, Inc., Class A	304,931	58,927,916
Semiconductors and semiconductor equipment 3.3%
Analog Devices, Inc.	419,227	61,764,714
Broadcom, Inc.	85,947	38,719,124
KLA Corp.	263,065	73,676,615
Software 7.0%
Microsoft Corp.	720,897	167,219,268
Workday, Inc., Class A (A)	920,816	209,513,264
Technology hardware, storage and peripherals 6.8%
Apple, Inc.	2,777,863	366,566,801
Materials 0.9%		46,697,521
Chemicals 0.9%
LyondellBasell Industries NV, Class A	544,514	46,697,521
Real estate 3.6%		190,985,699
Equity real estate investment trusts 3.6%
American Tower Corp.	408,821	92,949,543
Crown Castle International Corp.	615,573	98,036,156

	Yield (%)	Shares	Value
Short-term investments 0.4%			$20,851,100
(Cost $20,851,100)
Short-term funds 0.1%			3,093,100
Federated Government Obligations Fund, Institutional Class	0.0100(B)	3,093,100	3,093,100

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

	Par value^	Value
Repurchase agreement 0.3%		17,758,000

Barclays Tri-Party Repurchase Agreement dated 1-29-21 at 0.030% to be repurchased at $17,758,044 on 2-1-21, collateralized by $16,275,300 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $18,113,279)	17,758,000	17,758,000

Total investments (Cost $2,992,826,849) 100.0%	$5,350,217,843
Other assets and liabilities, net 0.0%	1,645,960
Total net assets 100.0%	$5,351,863,803

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-21.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$993,036,382	$993,036,382	—	—
Consumer discretionary	881,611,054	881,611,054	—	—
Consumer staples	265,873,175	196,520,099	$69,353,076	—
Energy	307,141,431	307,141,431	—	—
Financials	894,189,452	894,189,452	—	—
Health care	453,109,939	453,109,939	—	—
Industrials	320,334,388	320,334,388	—	—
Information technology	976,387,702	976,387,702	—	—
Materials	46,697,521	46,697,521	—	—
Real estate	190,985,699	190,985,699	—	—
Short-term investments	20,851,100	3,093,100	17,758,000	—
Total investments in securities	$5,350,217,843	$5,263,106,767	$87,111,076	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	5